Research and Development (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of Research and Development Costs
Research and development costs for the years ended March 31, 2022, 2023 and 2024 consist of the following:

	Yen (millions)
	2022	2023	2024
Research and development expenditures incurred during the reporting period	¥804,025	¥852,067	¥976,366
Amount capitalized	(159,174)	(120,811)	(207,519)
Amortization and impairment losses of capitalized development costs	142,205	149,659	154,780

Total	¥787,056	¥880,915	¥923,627